Angel Oak Mortgage Trust 2024-5 ABS-15G

Exhibit 99.40

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
202405726	XXX	C	A	C	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (XXX)	Resolved--Received statements - Due Diligence Vendor-XXX
Resolved-Audited Reserves of XXX month(s) are greater than or equal to Guideline Required Reserves of XXX month(s) - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Buyer-XXX
																						Open-Audited Reserves of XXX month(s) are less than Guideline Required Reserves of XXX month(s) Missing statements ending in: XXX, and XXX - Due Diligence Vendor-XXX		Resolved--Received statements - Due Diligence Vendor-XXX Resolved-Audited Reserves of XXX month(s) are greater than or equal to Guideline Required Reserves of XXX month(s) - Due Diligence Vendor-XXX	Qualifying FICO score is at least XXX points above minimum for program - XXX FICO> XXX minimum required. LTV is less than guideline maximum - XXX LTV < XXX maximum allowed		XXX.pdf	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX